Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2025
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2024	11,211	797	2,348	14,356
Abandonment costs update	2,151	—	—	2,151
Additions (recoveries) (1)	9	(339)	525	195
Uses (2)	(543)	(146)	(377)	(1,066)
Financial costs and interest (2)	642	257	(2)	897
Foreign currency translation	(156)	(29)	(55)	(240)
Transfers	—	1	154	155
Balance as of December 31, 2025	13,314	541	2,593	16,448
Current	992	100	555	1,647
Non-current	12,322	441	2,038	14,801
	13,314	541	2,593	16,448
(1)	It mainly includes the recognition of provisions related to environmental compensation at Ecopetrol S.A., among others.
(2)	This represents the financial cost associated with the discounting of the liability and its respective use.

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2023	13,102	723	2,318	16,143
Abandonment costs update	(2,097)	—	—	(2,097)
Additions (recoveries) (1)	148	(45)	208	311
Uses	(766)	(150)	(381)	(1,297)
Financial costs and interest	636	245	50	931
Fair value adjustment in business combination	32	—	—	32
Reversal of fields (2)	5	—	—	5
Foreign currency translation	151	25	58	234
Transfers	—	(1)	95	94
Balance as of December 31, 2024	11,211	797	2,348	14,356
Current	1,134	37	449	1,620
Non-current	10,077	760	1,899	12,736
	11,211	797	2,348	14,356
(1)	It mainly includes the recognition of provisions related environmental compensation at Ecopetrol S.A., among others.
(2)	It corresponds to the abandonment provision associated with the assets delivered to Ecopetrol S.A. of the La Cañada and La Hocha fields.

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2022	10,006	898	1,852	12,756
Abandonment costs update (1)	3,465	—	—	3,465
Additions (2)	71	27	755	853
Uses (3)	(680)	(905)	(383)	(1,968)
Financial costs and interest (3)	477	808	46	1,331
Foreign currency translation	(237)	(80)	(137)	(454)
Transfers	—	(25)	185	160
Balance as of December 31, 2023	13,102	723	2,318	16,143
Current	1,105	70	420	1,595
Non-current	11,997	653	1,898	14,548
	13,102	723	2,318	16,143
(1)

Main variations in the abandonment cost are due to 1) an increase in activity in Rubiales and Caño Sur, 2) an increase in operating costs in Cira-Infantas fields, and 3) upgrades in the equipment and tariff increases.

(2)	It mainly includes the recognition of provisions related to potential obligations and environmental contingencies (Note 23.3) at Ecopetrol S.A., among others.
(3)

It mainly includes uses and interest expenses originating from rulings against the claims of Ecopetrol S.A. related to public works contributions. The recognition applied Law 2277 of 2023 with which a benefit was obtained by reducing interest payable to the tax authority by 50%.

Schedule of litigations

	2025	2024
ISA Energía Brasil. Civil contingency: Nullity of merger of EPTE by CTEEP, issued by Joana D Arc Tensol Rodrigues Pereira. It corresponds to a declaratory action in which minority shareholders claim the nullity of the merger of the Paulista Energy transmission Company (EPTE) by the company or, jointly and severally, the declaration of their right to withdraw and the determination of the payment of the redemption value of their shares. In 2024, the process was classified as a contingent liability.	7	50
Regulatory Contingency: Eletrobras Billing - RBNI: This corresponds to the collection action filed by Eletrobras against ISA CTEEP requesting the return of the amount overcharged by the Company as part of the compensation payment resulting from the extension of Concession Contract No. 059/2001 under Law No. 12,783/201, relating to the new investment facilities that had been transferred to the Company by Eletrobras.	41	38
Unfavorable first instance ruling for Ecopetrol Group in the process of remediating the damages associated with the hydrocarbon spill that occurred in Guaduas, Vereda Raizal and Cajón, in the property called “La Floresta” in May 2004.	14	14
Administrative processes of a sanctioning type issued by PRONATEL and OSIPTEL Internexa Peru: Procedure for failure to pay contributions during the years 2011 to 2023 or the provision of the Dark Optical Fiber service.	13	12
Transelca. Regulatory contingency: Unavailability of service. Compensation for energy not supplied. In June 2020, a shot occurred in the Bay of Line BL2 Sabanalarga-Fundación, at the Sabanalarga substation, 220 kV; the substation went out of operation, as well as other assets operated by Transelca and other third parties, leaving a large region of the Atlantic Coast without electricity service. In accordance with the provisions of Resolution GREC 011 of 2009, numeral 3.8.3, this event may cause the company to pay compensation for energy not supplied.	9	8
Ecopetrol S.A. as responsible for the damages caused by export activities in influence of the municipalities of Cicuco, Talaigua Nuevo and Mompox.	7	6

Schedule of unrecorded contingent liabilities

	2025		2024
	Number of	Amounts	Number of	Amounts
Type of process	processes	involved	processes	involved
Labor	527	87	667	105
Ordinary administrative	133	2,437	148	2,980
Constitutional	66	644	75	644
Civil	39	3	44	3
Penal	4	—	4	—
Arbitration	2	77	1	80
	771	3,248	939	3,812

Schedule of contingent assets

	2025		2024
	Number of	Amounts	Number of	Amounts
Type of process	processes	involved	processes	involved
Labor	583	23	526	1,847
Civil	364	38	311	1,075
Penal	189	38	159	36
Ordinary administrative	173	1,119	113	772
Constitutional	9	—	5	—
Arbitration	1	191	1	—
	1,319	1,409	1,115	3,730